Contingent Liabilities and Assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of contingent liabilities [abstract]
Summary of contingent liabilities

	2024 US$m	2023 US$m
Contingent liabilities at reporting date
Contingent liabilities	281	260
Guarantees	1	2
	282	262